INVESTMENTS IN AFFILIATED AND OTHER COMPANIES (Schedule of Investment in Affiliated Companies) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 14,839	$ 11,975
BRINGG Delivery Technologies Ltd [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	6,090	3,408
RTI URUGUAY S.A. ("RTI") [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	4,621	8,387
Ituran Road Track Monitoramen to De Veiculos Ltd a [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	2,734	(266)
ITURAN ROAD TRACK ARGENTINA S.A [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	(301)	446
GLOBAL TELEMATIC SOLUTIONS HK, LIMITED ("HK') [Member]
Schedule of Equity Method Investments [Line Items]
Investment in affiliated companies	$ 1,695